Discontinued operations - Summary of Liabilities For Guarantees That Are Included In Valuation Of Host Contracts Net Of Present Value Of Expected Future Premiums Relating to Discontinued Operations (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Liabilities For Guarantees That Are Included In Valuation Of Host Contracts Net Of Present Value Of Expected Future Premiums Relating to Discontinued Operations [Line Items]
Beginning balance	€ 124,422
Ending balance	87,309	€ 124,422
Net amount at risk	180,006	250,953
The Netherlands [member]
Disclosure of Liabilities For Guarantees That Are Included In Valuation Of Host Contracts Net Of Present Value Of Expected Future Premiums Relating to Discontinued Operations [Line Items]
Beginning balance	40,547
Ending balance		40,547
Net amount at risk		25,673
The Netherlands [member] | Guaranteed minimum investment [member] | Discontinued operations [member]
Disclosure of Liabilities For Guarantees That Are Included In Valuation Of Host Contracts Net Of Present Value Of Expected Future Premiums Relating to Discontinued Operations [Line Items]
Beginning balance	6,429	7,973
Incurred guarantee benefits	(3,471)	(1,544)
Ending balance	2,958	6,429
Account value	16,559	20,176
Net amount at risk	€ 3,133	€ 6,794